MARKETABLE SECURITIES (Details 1) $ in Thousands	Dec. 31, 2022 USD ($)
Amortized cost
Due within one year	$ 42,214
Due between one and three years	43,296
Total	85,510
Fair Value
Due within one year	42,187
Due between one and three years	43,334
Total	$ 85,521